Share Based Payments - Equity incentive plan - Details Of Non Vested Share Awards (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	450,000
Grant date fair value	$ 4.41
Non-vested share awards	339,000	58,335
November 21, 2006
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	4,000
Grant date fair value	$ 91.1
Shares cancelled	112
Shares vested	3,888
August 27, 2007
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2009
Total shares granted	4,650
Grant date fair value	$ 158.05
Shares cancelled	100
Shares vested	4,550
December 28, 2007
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	2,000
Grant date fair value	$ 189.7
Shares cancelled	467
Shares vested	1,533
February 5, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	600
Grant date fair value	$ 173.7
Shares cancelled	125
Shares vested	475
May 13, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Jun. 30, 2011
Total shares granted	400
Grant date fair value	$ 199
Shares vested	400
December 19, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	2,000
Grant date fair value	$ 48.15
Shares vested	2,000
December 19, 2008
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	1,200
Grant date fair value	$ 48.15
Shares cancelled	267
Shares vested	933
January 23, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	860
Grant date fair value	$ 52.5
Shares cancelled	188
Shares vested	672
August 18, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	100,000
Grant date fair value	$ 40.25
Shares vested	100,000
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2010
Total shares granted	198,711 [1]
Grant date fair value	$ 44.25
Shares vested	198,711
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2011
Total shares granted	2,000
Grant date fair value	$ 44.25
Shares vested	2,000
November 10, 2009
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	1,200
Grant date fair value	$ 44.25
Shares cancelled	400
Shares vested	800
February 1, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	1,200
Grant date fair value	$ 44.45
Shares cancelled	215
Shares vested	985
November 19, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Sep. 30, 2012
Total shares granted	150,000
Grant date fair value	$ 37.1
Shares vested	150,000
November 19, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2012
Total shares granted	4,000
Grant date fair value	$ 37.1
Shares vested	4,000
January 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	4,000
Grant date fair value	$ 30.9
Shares cancelled	314
Shares vested	3,686
December 1, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	100,000
Grant date fair value	$ 7.5
Shares vested	100,000
December 1, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	4,000
Grant date fair value	$ 7.5
Shares vested	4,000
January 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	3,500
Grant date fair value	$ 6.65
Shares vested	3,500
February 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2013
Total shares granted	6,300
Grant date fair value	$ 6.1
Shares vested	6,300
February 25, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	200,000
Grant date fair value	$ 2.71
Shares vested	100,000
Non-vested share awards	100,000
February 25, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2014
Total shares granted	22,000
Grant date fair value	$ 2.71
Shares vested	11,000
Non-vested share awards	11,000
November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2015
Total shares granted	200,000
Grant date fair value	$ 5.165
Non-vested share awards	200,000
November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2015
Total shares granted	12,000
Grant date fair value	$ 5.165
Non-vested share awards	12,000
December 19, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final Vesting date	Dec. 31, 2015
Total shares granted	16,000
Grant date fair value	$ 6.38
Non-vested share awards	16,000
Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	1,040,621
Shares cancelled	2,188
Shares vested	699,433
Non-vested share awards	339,000

[1]	Not included under the Company's equity incentive plan.